Share capital - Other information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Apr. 25, 2017
Disclosure of classes of share capital [line items]
Par value per share	€ 5.41
Authorization period	5 years
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share	€ 5.41
Authorized capital, approved		€ 82,561,800
Authorized capital, used	€ 3,911,400
Authorized capital, remaining available.	€ 78,650,300